Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

5.      Revenue from Contracts with Customers

The following table presents revenues disaggregated by type:

	For the year ended December 31,
	2022	2021
Advertising	$31,139,398	$6,859,059
Licensing and other	8,244,886	2,607,304
Total revenues	$39,384,284	$9,466,363

Deferred Revenue

Deferred revenue recorded at December 31, 2022 is expected to be fully recognized by December 31, 2023. The deferred revenue balance as of December 31, 2022 was $1,040,619 (2021 — $182,684).